Consolidated statement of comprehensive income - GBP (£) £ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net remeasurement of post employment benefit plans
Group	£ (643)	£ 616	£ 16
Associates and joint ventures	13	5	3
Non-controlling interests	0	(1)	0
Tax on post employment benefit plans	161	(123)	(46)
Changes in the fair value of equity investments at fair value through other comprehensive income	(4)	(12)	0
Items that will not be recycled subsequently to the income statement	(473)	485	(27)
Exchange differences on translation of foreign operations
Group	(876)	1,128	(1,233)
Associates and joint ventures	(59)	60	(240)
Non-controlling interests	(148)	171	(173)
Net investment hedges	416	(623)	810
Exchange (gain)/loss recycled to the income statement
Exchange Gain Loss Recycled To The Income Statement On Translation Of Foreign Operations In Respect Of Step Acquisitions	(18)	63	0
Exchange Gain Loss Recycled To The Income Statement On Translation Of Foreign Operations In Respect Of Step Acquisitions	(1)	0	0
Tax on exchange differences – group	(2)	(6)	(9)
Tax on exchange differences – non-controlling interests	0	0	(1)
Effective portion of changes in fair value of cash flow hedges
Hedge of foreign currency debt of the group	6	233	(298)
Transaction exposure hedging of the group	273	(172)	101
Hedges by associates and joint ventures	24	(15)	(1)
Commodity price risk hedging of the group	(56)	78	41
Recycled to income statement – hedge of foreign currency debt of the group	54	(239)	175
Recycled to income statement – transaction exposure hedging of the group	(13)	42	10
Recycled to income statement – commodity price risk hedging of the group	(33)	(46)	(2)
Tax on effective portion of changes in fair value of cash flow hedges	(39)	32	(6)
Hyperinflation adjustments	182	365	(17)
Tax on hyperinflation adjustments	(39)	(74)	5
Items that may be recycled subsequently to the income statement	(329)	997	(838)
Other comprehensive (loss)/income, net of tax, for the year	(802)	1,482	(865)
Profit for the year	3,766	3,338	2,799
Total comprehensive income for the year	2,964	4,820	1,934
Attributable to:
Equity shareholders of the parent company	3,080	4,561	1,969
Non-controlling interests	£ (116)	£ 259	£ (35)